Related parties	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
31.	Related parties

Balances with associates and joint ventures as of December 31, 2017 and 2016 are as follows:

	Accounts receivable	Accounts receivable - Loans	Other assets	Accounts payable	Loans	Other liabilities
Joint Ventures
Equion Energy Limited (1)	4,010	-	7,716	101,472	259,760	7
Ecodiesel Colombia S.A.	362	-	-	22,228	-	-
Associates
Invercolsa S.A.	18,641	-	-	-	-	-
Offshore International Group Inc. (2)	-	154,810	-	-	-	-
Serviport S.A.	-	-	-	5,820	-	-
Balance as of December 31, 2017	23,013	154,810	7,716	129,520	259,760	7
Current	23,013	-	7,716	129,520	259,760	7
Non-current	-	154,810	-	-	-	-
	23,013	154,810	7,716	129,520	259,760	7

	Accounts receivable	Accounts receivable - Loans	Other assets	Accounts payable	Loans
Joint Ventures
Equion Energy Limited	97,601	-	7,135	89,666	30,644
Ecodiesel Colombia SA	129	-	-	20,765	-
Offshore International Group (2)	-	170,121	-	-	-
Associates
Serviport SA	-	-	-	3,989	-
Balance as of December 31, 2016	97,730	170,121	7,135	114,420	30,644
Current	97,730	-	7,135	114,420	30,644
Non-current	-	170,121	-	-	-
	97,730	170,121	7,135	114,420	30,644

Loans with related parties:

(1)	Deposits held by Equion in Capital AG for a nominal value of US$ 77 million with maturity in January 2018 and a weighted average rate of 1.44%.

(2)
Loan granted by Ecopetrol SA to Savia Perú SA (subsidiary of Offshore International Group) for US$57 million in 2016, with an interest rate of 4.99% payable semiannually from 2017 and maturating in 2021. The balance in nominal value of this loan as of December 31, 2017 is US$49 million.

The amounts outstanding are not guaranteed and will be settled in cash. No expense has been recognized in the current period or in previous periods with respect to uncollectible or doubtful accounts related to the amounts owed by related parties.

The main transactions with related parties for years ended December 31, 2017, 2016 and 2015 are detailed as follows:

	2017		2016		2015
	Sales and services	Purchases and others	Sales and services	Purchases and others	Sales and services	Purchases and others
Joint Ventures
Equion Energy Limited	425,881	598,636	491,698	418,618	515,968	190,158
Ecodiesel Colombia SA	6,583	259,269	5,744	265,584	7,245	267,647
Offshore International Group	15,188	-	6,285	-	-	-
Associates
Serviport SA	-	-	-	24,572	-	-
Total	447,652	857,905	503,727	708,774	523,213	457,805

The dividends received from these Companies are related in note 14 - Investments in associates and joint ventures.

31.1	Key executives management

In accordance with the approval given by the shareholders’ meeting in 2012, compensation paid to directors for attending the meetings of the Board of Directors and / or committees increased from four to six minimum legal monthly salaries in force, or approximately to COP$4,426,000 for 2017, from COP$4,140,000 for 2016 and COP$3,870,000 for 2015. For non-face-to-face sessions, 50% of the quota for face-to-face meetings is set. The members of the Board of Directors do not have any kind of variable remuneration. The amount paid in 2017 for compensation to members of the Board of Directors amounted to COP$1,877 (2016 - COP$1,253).

The total compensation paid to Directors as of December 31, 2017 amounted to COP$20,669 (2016 - COP$13,901). Directors are not eligible to receive pension and retirement benefits. The total amount reserved as of December 31, 2017 to provide pension and retirement benefits to our eligible executive officers amounted to COP$5,401 (2016 - COP$4,674).

As of December 31, 2017, the following key management officers owned less than 1% of the outstanding shares of Ecopetrol S.A. as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Mauricio Cárdenas Santamaría	<1% outstanding shares
Héctor Manosalva Rojas	<1% outstanding shares
Rafael Espinosa Rozo	<1% outstanding shares

31.2	Post-employment benefit plans

The administration and management of resources for payment of Ecopetrol's pension obligations are managed by autonomous pension funds (PAPs, by its acronym in Spanish) which serve as guarantee and payment sources. These funds were established in compliance with the provisions of Decree 2153 of 1999 which authorized, as of December 31, 2008 partial commutation of the value corresponding to monthly payments, bonuses and contributions, transferring said obligations and money supporting them to autonomous patrimonies for pensions.

As of December 31, 2017 and 2016, the entities managing these resources were: Fiduciaria Bancolombia, Fiduciaria de Occidente and Consorcio Ecopetrol PAAC (comprised of Fiduciaria La Previsora, Fiduciaria Bancoldex, Fiduciaria Agraria and Fiduciaria Central). These entities will manage pension resources for a five-year term (2016 - 2021) and as consideration they receive a remuneration with fixed and variable components which is calculated on the gross yield of the portfolios and are charged to manage resources.

31.3	Government related parties

The Colombian Government controls Ecopetrol with a stock ownership of 88.49%. The most significant transactions with governmental entities are comprised as follows:

a)	Purchase of oil from the National Hydrocarbons Agency - ANH

The Group has a direct relationship with ANH, an entity which operates under the rules of the Ministry of Mines and Energy, whose objective is to manage the oil and gas reserves and resources owned by the Colombian Nation.

Ecopetrol purchases the crude oil that the ANH receives from all producers in Colombia at the prices set in accordance with a jointly established formula, which reflects the export sale prices (crude oils and products), adjusted for API gravity quality, sulfur content, transportation rates from the wellhead to the ports of Coveñas and Tumaco, refining process cost and a commercialization rate. This contract was extended to June 30, 2018.

From December 2013 the Group commercialized, on behalf of the ANH, the natural gas received by the latter in kind from producers. Since January 2014, ANH has received royalties in cash for the production of natural gas.

The purchase value of oil and gas from ANH is detailed in Note 26 - Cost of sales.

Additionally Ecopetrol, like other oil companies, takes part in "rounds" for the allocation of exploration blocks in Colombia without implying special treatment for Ecopetrol on account of it being an entity whose majority shareholder is the Colombian Government.

b)	Price differential

Regular gasoline and diesel sale prices are regulated by the National Government. In this case, there are differentials between the volume reported by the Colombian companies at the time of the sale and the difference between the international parity price and the regulated price actually charged, where the parity price is the daily price of gasoline and diesel oil of the respective month in Colombian pesos, indexed to the United States of America Gulf market, calculated in accordance with Resolution 18 0522 of 2010 and the Producer Price reference defined by the Ministry of Mines and Energy. These differentials may be in favor or against the producers. The value of this differential is detailed in Note 25 - Sales revenue and 7 – Trade and other receivables, net.

c)	National Tax and Customs Direction

Ecopetrol, just like any other company in Colombia, has tax obligations that it must comply with and does not have any other kind of association or commercial relationship with the National Tax and Customs Direction. For more information see Note 10 – Taxes.

d)	Comptroller General of the Republic

Ecopetrol, just like any other state entity in Colombia, is obliged to comply with the requirements set out by the Comptroller General of the Republic and make an annual payment to this entity on account of a maintenance fee. Ecopetrol does not have any other kind of association or commercial relationship with this entity.